Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Consolidated Financial Statements
2.
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements have been prepared based on the accounting policies set out in Note 4 which conform with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The Group has incurred recurring losses and negative cash flows from operations since inception and had an accumulated loss of $700.8 million as of December 31, 2024. The Group recorded net assets of $4.9 million as of December 31, 2024. The Group regularly monitors its current and expected liquidity requirements and, as needed, updates its operating plans, to ensure that it maintains sufficient cash balances to meet its liquidity requirements in the short and long term.

Based upon the Company’s 2025 operating plan, the expected receipt of the $10.0 million upfront payment from LaunXP (as described in “Subsequent Events”) and its balance of cash and cash equivalents of $9.8 million as of December 31, 2024, the Company estimates that it will have sufficient liquidity to continue as a going concern through at least December 31, 2025. The Company will require additional capital, from equity, debt or strategic partnerships, to continue as a going concern in the future. It is uncertain whether such capital will be available in amounts or on terms acceptable to the Company, if at all. If the Company is not able to obtain additional capital to meet its cash requirements in the future, its business, financial condition, results of operations and prospects could be materially and adversely affected. There can be no assurance that management’s attempts to raise additional capital will be successful, and could ultimately result in reassessing the Company’s ability to continue as a going concern.

In connection with a reverse stock split of 100-to-1 effective on November 14, 2024, all shares and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split.